COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14 – COMMITMENTS AND CONTINGENCIES

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

A.	On June 13, 2019, the Company entered into an agreement for the purchase of the U.S. Trademark Reg. No. 5,351,770 for “Highdrate” for a cash payment of $22,500 and the issuance of 500,000 restricted shares common stock. On June 17, 2019, the Company issued those shares. The per-share fair market value at the date of issue was $0.1185.

B.	Operating Lease – In June 2018, Kona Gold, LLC entered into an operating lease for 4,500 square feet of office and warehouse space in Melbourne, Florida. The lease commenced June 2018 and, subject to renewal, expired May 2019. The Company prepaid the annual rent of $3,994 per month, plus applicable state tax. The rent increases annually by three percent for the renewal option, which commenced June 2019, and is paid on a monthly basis. At March 31, 2020, the Company recognized operating lease expense of $13,181.

C.	Right-of-Use Operating Lease - On May 22, 2019, Gold Leaf Distribution, LLC, entered into an operating lease agreement for 30,000 square feet of office and warehouse space in Greenville County, South Carolina. The agreement includes monthly payments of $5,000 with an annual increase of 2% plus $1,500 of operating expenses, commencing on June 1, 2019, and includes a $6,500 deposit. At March 31, 2020, the Company recognized right-of-use operating lease expense of $20,118.

Amounts recognized as right-of-use assets, net related to operating lease are included noncurrent assets in the accompanying balance sheets, while related lease liabilities are included in current portion of long-term debt and long-term debt. As of March 31, the right-of-use asset and lease liability related to the operating lease for the three months ended were as follows:

	2020	2019
Right-of-use asset	$358,527	$-
Amortization of right-of-use asset	(37,380)	-
Right-of-use asset, net	$321,147	$-

Operating lease liability
Current portion of long-term lease	71,946	$-
Long-term lease	268,688	-
Total operating lease liability	$340,634	$-

The future payments due under operating lease as of March 31, 2020 is as follows:

2020	$53,750
2021	74,151
2022	77,172
2023	80,289
2024	55,272
$340,634

D.	Investment - On October 10, 2016, the Company entered into a Membership Interest Purchase Agreement (the “Membership Interest Purchase Agreement”) with Elev8 Hemp LLC (“Elev8 Hemp”; then a wholly-owned subsidiary of ours) and Branded Legacy, Inc., formerly known as Elev8 Brands, Inc. and, prior to that, known as PLAD, Inc. (“Branded Legacy”), to sell 100% of the issued and outstanding membership interests of Elev8 Hemp to Branded Legacy in consideration of Branded Legacy’s issuance to us of 200,000,000 shares of its common stock, par value $0.00001.

On April 14, 2018, the Board of Directors of Company declared a dividend to its stockholders of an aggregate of 51,396,608 shares of common stock of Branded Legacy. The Company’s stockholders received one share of common stock of Branded Legacy for every 10 shares of the Company’s common stock held on the record date. After the payment of the dividend, the Company held 148,603,392 shares of common stock of Branded Legacy.

On March 6, 2018, the Company entered into a Securities Exchange and Settlement Agreement (the “First Exchange Agreement”) with Branded Legacy. Pursuant to the First Exchange Agreement, the Company exchanged the remaining 146,603,365 shares of common stock of Branded Legacy for 2,746,723 shares of its Series D preferred stock. The shares of Series D preferred stock were initially convertible into 164,803,380 shares of common stock of Branded Legacy.

On November 26, 2019, the Company entered into a second Securities and Exchange Agreement with Branded Legacy, whereby the Company exchanged the 2,746,723 shares of Branded Legacy’s Series D preferred stock for its 10-year, unsecured, non-convertible promissory note in favor of the Company in the original principal amount of $1,500,000 (the “Branded Legacy Note”). All principal and accrued and unpaid interest on the Branded Legacy Note is payable, in full, on November 27, 2029.

As of December 31, 2019, and 2018, this investment is disclosed only and no asset is recorded on the accompanying balance sheets.

NOTE 14 – COMMITMENTS AND CONTIGENCIES

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

A.	On June 13, 2019, the Company entered into a legal agreement for the purchase of the U.S. Trademark Reg. No. 5,351,770 for “Highdrate” for a cash payment of $22,500 and 500,000 shares of restricted common stock, par value $.00001. On June 17, 2019, the Company issued those shares. The fair market value at the date of issue was $.1185.

B.	Operating Lease – In June 2018, Kona Gold, LLC entered into an operating lease for 4,500 square feet of office and warehouse space in Melbourne, Florida. The lease commenced June 2018 and expired May 2019, with the Company prepaying for one year of monthly payments of 3,994 plus applicable state tax per month. The rent shall increase annually by three (3%) for the initial term and the renewal option commencing June 2019, and paid on a month to month basis. At December 31, 2019, and 2018, the Company recognized operating lease expense of $52,090 and $35,610, respectively.

C.	Right-of-Use Operating Lease - On May 22, 2019, Gold Leaf Distribution, LLC, entered into an operating lease agreement for 15,000 square feet of office and warehouse space in Greenville County, South Carolina. The agreement includes monthly payments of $5,000 with increase annually by 2% plus $1,500 operating expense, commencing on June 1, 2019, and includes a $6,500 deposit. At December 31, 2019, and 2018, the Company recognized right-of-use operating lease expense of $44,867 and $0, respectively.

Amounts recognized as right-of-use assets, net related to operating lease are included noncurrent assets in the accompanying balance sheets, while related lease liabilities are included in current portion of long-term debt and long-term debt. As of December 31, 2019, and 2018, the right-of-use asset and lease liability related to the operating lease were as follows:

	2019	2018
Right-of-use asset	$378,013	$-
Amortization of right-of-use asset	(39,709)	-
Right-of-use asset, net	$338,304	$-

Operating lease liability	2019	2018
Current portion of long-term lease	$71,032	$-
Long-term lease	286,139	-
Total operating lease liability	$357,171	$-

The future payments due under operating lease as of December 31, 2019 is as follows:

2020	$71,032
2021	73,954
2022	76,970
2023	80,083
2024	55,132
$357,171

D.	Investment - On October 10, 2016, Kona Gold Solutions, Inc. entered into an agreement to sell 100% of the Company’s subsidiary, Elev8 Hemp LLC to Elev8 Brands, Inc. for 200,000,000 shares of Elev8 Brands, Inc. common stock, par value $.00001.

On April 14, 2018, as a result of this agreement, the Board of Directors of Kona Gold Solutions, Inc., declared and paid a stock dividend to Kona Gold Stockholders for a portion of the shares in Elev8 Hemp LLC. The declaration stated that for every 10 shares of Kona Gold common stock, one share of Elev8 Hemp would be distributed. The investment in Elev8 Hemp was reduced by 53,196,608 shares.

On March 6, 2019, Kona Gold Solutions, Inc. converted 146,803,365 shares of Elev8 Brands, Inc. common stock, par value $.00001, into 2,746,723 shares of Elev8 Brands Inc. Series D preferred stock.

On November 27, 2019, Kona Gold Solutions, Inc entered into an agreement with Elev8 Brands, Inc., whereas Eleve8 Brands, Inc. would receive all 2,746,723 shares of Ele8 Brands, Inc. Series D preferred stock for a non-convertible promissory note to Kona Gold Solutions, Inc. for $1,500,000 with payment due November 27, 2029.

As of December 31, 2019, and 2018, this investment is disclosed only and no asset is recorded on the accompanying balance sheets.